UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05415
Morgan Stanley Utilities Fund
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	December 31, 2005

Date of reporting period:	March 31, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Utilities Fund

Portfolio of Investments March 31, 2005 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (95.6%)
	Electric Utilities (65.0%)
1,050,000	AES Corp. (The) *	$17,199,000
360,000	Allegheny Energy, Inc. *	7,437,600
485,000	Ameren Corp.	23,769,850
600,000	American Electric Power Co., Inc.	20,436,000
175,000	CenterPoint Energy, Inc.	2,105,250
584,470	Cinergy Corp.	23,682,724
90,000	Cleco Corp.	1,917,000
385,000	CMS Energy Corp. *	5,020,400
315,000	Consolidated Edison, Inc.	13,286,700
590,000	Constellation Energy Group, Inc.	30,503,000
367,000	Dominion Resources, Inc.	27,315,810
265,000	DPL, Inc.	6,625,000
360,000	DTE Energy Co.	16,372,800
642,724	Duke Energy Corp.	18,002,699
825,000	Edison International	28,644,000
395,000	Energy East Corp.	10,356,900
460,000	Entergy Corp.	32,503,600
770,000	Exelon Corp.	35,335,300
380,000	FirstEnergy Corp.	15,941,000
705,000	FPL Group, Inc.	28,305,750
200,000	Great Plains Energy Inc.	6,116,000
430,000	NSTAR	23,349,000
585,000	PG&E Corp.	19,948,500
413,000	Pinnacle West Capital Corp.	17,556,630
300,000	PNM Resources Inc.	8,004,000
505,000	PPL Corp.	27,264,950
275,000	Progress Energy, Inc.	11,536,250
330,000	Public Service Enterprise Group, Inc.	17,948,700
655,000	SCANA Corp.	25,034,100
560,000	Southern Co. (The)	17,824,800
245,000	TECO Energy, Inc.	3,841,600
420,000	TXU Corp.	33,444,600
375,000	Xcel Energy, Inc.	6,442,500
		583,072,013
	Energy (14.7%)
620,000	AGL Resources, Inc.	21,656,600
276,200	KeySpan Corp.	10,763,514
125,000	Kinder Morgan, Inc.	9,462,500
389,700	New Jersey Resources Corp.	16,963,641
170,000	NRG Energy Inc. *	5,805,500
260,000	Peabody Energy Corp.	12,053,600
350,000	Questar Corp.	20,737,500
539,511	Sempra Energy	21,494,118
690,000	Williams Companies, Inc. (The)	12,978,900
		131,915,873
	Telecommunications (15.9%)
314,900	ALLTEL Corp.	17,272,265
596,000	BellSouth Corp.	15,668,840
241,250	CenturyTel, Inc.	7,922,650
210,000	Citizens Communications Co.	2,717,400
135,000	Comcast Corp. (Class A) *	4,560,300
835,000	Crown Castle International Corp. *	13,410,100
429,000	Nextel Communications, Inc. (Class A) *	12,192,180
634,972	SBC Communications, Inc.	15,042,487

615,000	Sprint Corp. (FON Group)	$13,991,250
168,179	Telefonica de Espana S.A. (ADR) (Spain) *	8,740,263
175,000	Telefonos de Mexico S.A. (Series L) (ADR) (Mexico)	6,042,750
150,000	Valor Communications Group Inc	2,170,500
370,160	Verizon Communications Inc.	13,140,680
380,000	Vodafone Group PLC (ADR) (United Kingdom)	10,092,800
		142,964,465
	TOTAL COMMON STOCKS (Cost $453,281,862)	857,952,351

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	CORPORATE BONDS (2.2%)
	Electric Utilities (1.1%)
$485	Appalachian Power Co. (Series G)	3.60%	05/15/08	470,990
670	Carolina Power & Light Co.	5.125	09/15/13	671,527
585	Cleco Power LLC	5.375	05/01/13	571,884
780	Commonwealth Edison Co. (Series 98)	6.15	03/15/12	844,360
225	Consolidated Natural Gas Co.	5.00	12/01/14	220,416
425	Duke Energy Corp.	4.50	04/01/10	421,052
425	Duquesne Light Co. (Series O)	6.70	04/15/12	468,131
145	Entergy Gulf States, Inc.†	3.31	12/01/09	145,681
115	Entergy Gulf States, Inc.	3.60	06/01/08	111,682
465	Exelon Corp.	6.75	05/01/11	506,610
300	FirstEnergy Corp. (Series B)	6.45	11/15/11	316,939
200	Indianapolis Power & Light Co. - 144A**	6.30	07/01/13	210,858
785	Jersey Central Power & Light Co. (Series MTN)	6.45	05/15/06	804,700
245	Pacific Gas & Electric Co.	6.05	03/01/34	252,438
150	Panhandle Eastern Pipe Line Co.	4.80	08/15/08	150,194
110	Panhandle Eastern Pipe Line Co. (Series B)	2.75	03/15/07	106,556
775	Pinnacle West Capital Corp.	6.40	04/01/06	785,987
650	Public Service Co. of New Mexico (Series B)	7.50	08/01/18	740,098
700	Public Service Electric & Gas Co. (Series MTNB)	5.00	01/01/13	701,238
80	Southern California Edison Co.	5.00	01/15/14	79,428
780	Texas-New Mexico Power Co.	6.25	01/15/09	813,134
350	TXU Energy Co.	7.00	03/15/13	383,621
				9,777,524
	Energy (0.0%)
85	Sempra Energy	4.621	05/17/07	85,380

	Telecommunications (1.1%)
260	AT&T Corp.	9.05	11/15/11	296,725
725	AT&T Wireless Services, Inc.	7.875	03/01/11	825,599
390	AT&T Wireless Services, Inc.	8.75	03/01/31	516,078
705	Bellsouth Corp.	4.20	09/15/09	689,583
360	British Telecommunications PLC (United Kingdom)	8.375	12/15/10	418,731
1,025	Deutsche Telekom International Finance Corp. NV (Netherlands)	8.75	06/15/30	1,344,515
735	France Telecom S.A. (France)	8.75	03/01/31	970,275
605	GTE Corp.	6.94	04/15/28	656,286
900	SBC Communications, Inc.	5.75	05/02/06	916,684
255	SBC Communications, Inc.	6.45	06/15/34	266,319
420	Sprint Capital Corp.	8.375	03/15/12	491,516
400	Sprint Capital Corp.	8.75	03/15/32	520,513
770	Telecom Italia Capital SpA (Luxembourg)	4.00	11/15/08	750,487
935	Verizon Global Funding Corp.	6.875	06/15/12	1,031,384
600	Vodafone Airtouch PLC (United Kingdom)	7.75	02/15/10	678,348
				10,373,043
	TOTAL CORPORATE BONDS (Cost $19,612,857)			20,235,947

	SHORT-TERM INVESTMENT (1.8%)
	Repurchase Agreement
15,974	Joint repurchase agreement account (dated 3/31/05; proceeds $15,975,262) (a) (Cost $15,974,000)	2.845	4/1/2005	15,974,000

	TOTAL INVESTMENTS (Cost $488,868,719) (b)		99.6%	894,162,298
	OTHER ASSETS IN EXCESS OF LIABILITIES		0.4	3,418,956
	NET ASSETS		100.0%	$897,581,254

ADR	American Depository Receipt.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
†	Floating rate security; rate shown is the rate in effect as of March 31, 2005.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $405,683,490 and the aggregate gross unrealized depreciation is $389,911, resulting in net unrealized appreciation of $405,293,579.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Utilities Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2005